OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Customer prepayments	$ 202,000	$ 276,000	$ 259,000
Accrued legal liabilities	681,000	681,000
Dividends payable	1,139,000	639,000
Other accrued liabilities		120,000	46,000
Accrued payroll and payroll taxes	239,000	255,000	214,000
Total other current liabilities	$ 2,366,000	$ 1,971,000	$ 519,000